Leases - Summary of gross investment and present value of minimum lease payment of finance lease (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Interest income on finance lease receivables	₩ 135,004	₩ 119,049